DEBT - Narrative (Details)	Sep. 30, 2020 USD ($) quarter	Jul. 01, 2020	Jun. 30, 2020	Jun. 25, 2020 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 50,000,000
Secured Debt
Debt Instrument [Line Items]
Interest rate on conversion (as a percent)		4.50%
Secured Debt | Senior Secured First Lien Term Loan Facility
Debt Instrument [Line Items]
Face amount				$ 140,000,000
Term of debt				5 years
Revolving Credit Facility | First Lien Revolving Credit Facility
Debt Instrument [Line Items]
Term of debt				5 years
Maximum borrowing capacity				$ 50,000,000
Commitment fee (as a percent)				0.40%
Commitment fee upon achievement of certain leverage ratios (as a percent)				0.30%
Outstanding letter of credit					$ 2,100,000	$ 2,100,000
Issuance costs capitalized						1,900,000
Issuance costs, commitment period (in years)			5 years
Borrowings						$ 47,900,000
LIBOR | Revolving Credit Facility | First Lien Revolving Credit Facility
Debt Instrument [Line Items]
Floor rate (as a percent)				1.00%
LIBOR | Minimum | Revolving Credit Facility | First Lien Revolving Credit Facility
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)				3.00%
LIBOR | Maximum | Revolving Credit Facility | First Lien Revolving Credit Facility
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)				3.75%
Base Rate | Revolving Credit Facility | First Lien Revolving Credit Facility
Debt Instrument [Line Items]
Floor rate (as a percent)				2.00%
Base Rate | Minimum | Revolving Credit Facility | First Lien Revolving Credit Facility
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)				2.00%
Base Rate | Maximum | Revolving Credit Facility | First Lien Revolving Credit Facility
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)				2.75%
First 12 fiscal quarters | Secured Debt
Debt Instrument [Line Items]
Number of fiscal quarters for repayment | quarter	12
Percentage of beginning principal amount repaid	1.25%
Periodic repayment amount	$ 1,750,000
Following seven fiscal quarters
Debt Instrument [Line Items]
Periodic repayment amount	$ 3,500,000
Following seven fiscal quarters | Secured Debt
Debt Instrument [Line Items]
Number of fiscal quarters for repayment | quarter	7
Percentage of beginning principal amount repaid	2.50%